ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
Schedule of subsidiaries and variable interest entities

			Percentage of
			equity interest
	Date of	Place of	attributable to
Name	establishment	establishment	the Company	Principal activities
Subsidiaries
iHuman Online Limited (“iHuman Online”)	October 2, 2019	Hong Kong	100%	Investment holding and operation of online applications
Hongen Perfect Future (Tianjin) Investment Co., Ltd. (“Hongen Investment”, or the “WFOE”)	November 11, 2019	Mainland China	100%	Management and technical consulting
Hongen Perfect (Beijing) Education Technology Development Co., Ltd.	May 19, 2020	Mainland China	100%	Research and development
Variable interest entity
Tianjin Hongen Perfect Future Education Technology Co., Ltd. (“Tianjin Hongen”, or the “VIE”)	March 30, 2016	Mainland China	Nil	Operation of online applications
Subsidiary of the VIE
Beijing Jinhongen Education Technology Co., Ltd. (“Beijing Jinhongen”)	September 4, 2019	Mainland China	Nil	Offering of products and other services

Schedule of VIE and its subsidiaries' financial statements

The table sets forth the assets and liabilities of the VIE and VIE’s subsidiaries included in the Group’s consolidated balance sheets:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
ASSETS
Current assets
Cash and cash equivalents	505,621	739,750	104,192
Accounts receivable, net of allowance of RMB5,407 and RMB5,926 (US$835) as of December 31, 2022 and 2023, respectively	79,606	57,517	8,101
Inventories, net	19,199	17,084	2,406
Amounts due from related parties (including amounts due from Group companies of RMB111,494 and RMB118,806 (US$16,733) as of December 31, 2022 and 2023, respectively)	113,233	120,067	16,911
Prepayments and other current assets	101,022	83,200	11,718
Total current assets	818,681	1,017,618	143,328
Non‑current assets
Property and equipment, net	8,909	5,935	836
Intangible assets, net	16,554	17,033	2,399
Operating lease right‑of‑use assets	9,777	3,648	514
Long-term investment	26,333	26,333	3,709
Other non‑current assets	3,747	6,033	850
Total non‑current assets	65,320	58,982	8,308
Total assets	884,001	1,076,600	151,636
LIABILITIES
Current liabilities
Accounts payable	23,781	21,702	3,057
Deferred revenue and customer advances	379,063	317,270	44,687
Amounts due to related parties (including amounts due to Group companies of RMB11,489 and RMB4,943 (US$696) as of December 31, 2022 and 2023, respectively)	16,309	8,989	1,266
Accrued expenses and other current liabilities	105,897	106,256	14,966
Current operating lease liabilities	4,626	1,927	271
Total current liabilities	529,676	456,144	64,247
Non‑current liabilities
Non‑current operating lease liabilities	2,894	1,933	272
Total non‑current liabilities	2,894	1,933	272
Total liabilities	532,570	458,077	64,519

The VIE and VIE’s subsidiaries’ net asset balances were RMB351,431 thousand and RMB618,523 thousand (US$87,117 thousand) as of December 31, 2022 and 2023, respectively.

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Continued)

The table sets forth the results of operations of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of comprehensive income (loss) for the years ended December 31, 2021, 2022 and 2023, respectively:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(in thousands)
Revenues	944,722	985,436	1,010,418	142,314
Net income	92,175	189,204	258,999	36,479

The table sets forth the cash flows of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of cash flows for the years ended December 31, 2021, 2022 and 2023, respectively:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(in thousands)
Net cash provided by operating activities	144,980	258,279	215,169	30,306
Net cash provided by (used in) investing activities	(76,555)	(68,433)	18,960	2,670
Net cash provided by financing activities	97	—	—	—
Net increase in cash and cash equivalents	68,522	189,846	234,129	32,976